Financial Instruments - Concentration risk (Details)	12 Months Ended
Dec. 31, 2023
Customer from royalty segment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial receivables	26.00%
Indemnification asset and receivables due from an affiliate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial receivables	48.00%
Percentage of financial assets	22.00%